Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 231,407
Amortization	0
Ending balance	231,407
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(216,141)
Amortization	(5,792)
Ending balance	(221,933)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	15,266
Amortization	(5,792)
Ending balance	$ 9,474